Income Taxes	12 Months Ended
Dec. 31, 2025
Net deferred tax assets and liabilities [abstract]
Income Taxes

NOTE 12. INCOME TAXES

The provision for income taxes differs from that which would be expected by applying statutory Canadian income tax rates.

A reconciliation of the difference for the years ended December 31, is as follows:

	2025	2024
Earnings before income taxes	$55,921	$154,559
Federal and provincial statutory rates	24%	24%
Tax at statutory rates	$13,421	$37,094
Adjusted for the effect of:
Non-deductible expenses	5,593	4,422
Non-taxable capital gains	(667)	(367)
Impact of foreign tax rates	(216)	(895)
Withholding taxes	324	356
Taxes related to prior years	2,343	(3,036)
Tax assets not recognized	4,068	5,655
Waived U.S. deductions	27,961	—
Income tax expense	$52,827	$43,229

The net deferred tax liability is comprised of the tax effect of the following temporary differences. Prior period amounts have been reclassified to reflect changes in the presentation of the valuation allowance for temporary differences in tax jurisdictions:

	2025	2024
Deferred Tax Liabilities:
Property, plant and equipment and intangibles	$329,735	$212,545
Other	6,660	83
	336,395	212,628
Offsetting of assets	(245,632)	(165,177)
	$90,763	$47,451

Deferred Tax Assets:
Losses (expire from time to time)	$655	$141,275
Long-term incentive plan	208	12,810
Other	1,401	4,386
	2,264	158,471
Offsetting of liabilities	(29)	(151,912)
	$2,235	$6,559
Net Deferred Tax Liability	$88,528	$40,892

The Corporation has loss carry forwards in the U.S. and certain international locations and capital loss carry forwards in Canada and other deductible temporary differences in certain international locations for which it is unlikely that sufficient future taxable income will be available. Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2025	2024
Tax losses (Capital)	$19,287	$17,692
Tax losses (Income)	27,387	28,517
Deductible temporary differences	35,049	8,663
Total	$81,723	$54,872

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2023	$358,170	$6,510	$(332,192)	$928	$(21,598)	$(11,965)	$(147)
Recognized in net earnings	(18,441)	(486)	45,831	(341)	5,122	4,074	35,759
Recognized in other comprehensive income	—	—	(750)	—	—	—	(750)
Foreign exchange	18,186	4	(11,288)	—	(423)	(449)	6,030
Balance, December 31, 2024	$357,915	$6,028	$(298,399)	$587	$(16,899)	$(8,340)	$40,892
Recognized in net earnings	(18,699)	411	63,680	(373)	5,580	(1,079)	49,520
Foreign exchange	(9,455)	(1)	7,143	—	166	263	(1,884)
Balance, December 31, 2025	$329,761	$6,438	$(227,576)	$214	$(11,153)	$(9,156)	$88,528

In 2025, the Corporation recognized an income tax expense of $53 million with a significant portion related to a higher deferred income tax expense related to our U.S. operations as we waived certain U.S. tax deductions. These deductions were waived to mitigate minimum taxes that the Corporation became subject to as a result of stronger operating results. Consequently, Precision expects to not be subject to U.S. income tax for several years. The waiving of these U.S. tax deductions has been accounted for as a change in tax estimate and adjusted prospectively, resulting in an increase to deferred tax expense and a corresponding increase to the deferred tax liability.

In December 2021, the Organization for Economic Co-operation and Development issued model rules for a new global minimum tax framework (Pillar Two). Under Pillar Two legislation, Precision is liable to pay a top-up tax for differences between its Global Anti-Base Erosion effective tax rate and the 15% minimum tax rate. In May 2023, the IASB issued amendments to IAS 12, Income Taxes to address Pillar Two, which provided clarity on the impacts and additional disclosure requirements once legislation is substantively enacted. For jurisdictions where Precision operates that have substantively enacted the Pillar Two legislation, there is no material impact on the Company. Precision also operates in jurisdictions where it is expected that Pillar Two legislation will be enacted in the future. For these jurisdictions, Precision has assessed its exposure to the Pillar Two legislation and foresees no material impact to the Company.